Initial Public Offering (Table) (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Use of proceeds from sale of common units:
Net IPO Proceeds	$ 110,147
Add: Carrying value of net assets contributed by Navios Acquisition	320,229	$ 336,452
Initial Public Offering
Proceeds received:
Sale of 8,100,000 units at $15.00 per unit	121,500
Use of proceeds from sale of common units:
Underwriting discount and fees to underwriters	(7,593)
Other IPO expenses	(3,760)
Net IPO Proceeds	110,147
Add: Carrying value of net assets contributed by Navios Acquisition	355,640
Less: Cash remmited to Navios Acquisition	(214,854)
Navios Acquisition contribution	140,786
Total additions to partners' capital (before net income)	$ 250,933